PROPERTY, PLANT AND EQUIPMENT, NET (Details Textual)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) m²	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) m²	Sep. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Depreciation, Depletion and Amortization | $	$ 300,540	$ 344,487	$ 588,324	$ 695,616	$ 1,322,946	$ 1,009,205
Construction in Progress [Member]
Area of Land | m²	450		450